Group Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the period	£ 4,035	£ 1,938	£ 6,846
Other comprehensive income
Items that may be reclassified subsequently to profit or loss:	(4,642)	8,385	8,506
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(4,841)	8,665	8,923
– reclassified and reported in profit for the period	0	14	5
– net investment hedges - net fair value gains/(losses) on derivatives	248	(500)	(578)
– net investment hedges - differences on exchange on borrowings	13	(9)	(21)
Cash flow hedges
– net fair value gains	59	103	81
– reclassified and reported in profit for the period	(17)	50	101
– tax on net fair value gains in respect of cash flow hedges	(15)	(26)	(17)
Investments held at fair value
– net fair value gains	3	3	6
Associates – share of OCI, net of tax	(92)	85	6
Items that will not be reclassified subsequently to profit or loss:	55	278	201
Retirement benefit schemes
– net actuarial gains	45	411	316
– surplus recognition	3	(23)	(39)
– tax on actuarial gains in respect of subsidiaries	12	(120)	(95)
Associates – share of OCI, net of tax	(5)	10	19
Total other comprehensive income for the period, net of tax	(4,587)	8,663	8,707
Total comprehensive income for the period, net of tax	(552)	10,601	15,553
Attributable to:
Owners of the parent	(599)	10,507	15,370
Non-controlling interests	47	94	183
Total comprehensive income for the period, net of tax	£ (552)	£ 10,601	£ 15,553